Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	2024	2025

Cash on hand	197,002	181,410
Current accounts with other banks	108,246	153,554
Short-term deposits with other banks	314,222	137,126
Reverse repurchase agreements	—	431,053

Total cash and cash equivalents	619,470	903,143